Convertible Senior Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Mar. 16, 2023	Feb. 28, 2023	Mar. 16, 2020	Feb. 28, 2020	Aug. 31, 2022
Convertible Senior Notes (Details) [Line Items]
Maturity date				Feb. 28, 2025
Principal amount (in Dollars)					$ 1,000
Convertible Senior Notes [Member]
Convertible Senior Notes (Details) [Line Items]
Issued amount (in Dollars)			$ 10,000	$ 25,000
Arrears rate percentage			4.75%	4.75%
Principal amount (in Dollars)					$ 1,000
Conversion price per share				$ 6.75
Repurchase price percentage	100.00%	100.00%
American Depositary Shares [Member] | Convertible Senior Notes [Member]
Convertible Senior Notes (Details) [Line Items]
Initial conversion price per share			$ 162.52	148.08
Conversion price per share			6.15
Favorable conversion price per share			$ 5.02	$ 5.44